FINANCIAL DERIVATIVES AND HEDGING ACTIVITIES (Tables)	12 Months Ended
Sep. 27, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
The following table shows the notional amounts of outstanding foreign currency contracts entered into under its balance sheet hedge program as of September 27, 2019:

	Notional Value of Derivatives not Designated as Hedging Instruments:
In millions	Buy contracts	Sell contract
Japanese yen	$0.9	$—
Swiss franc	—	(1.0)
Chinese renminbi	1.8	—
Euro	8.8	—
	$11.5	$(1.0)

As of September 27, 2019, the Company had the following outstanding derivatives designated as cash flow hedging instruments:

(In millions, except for number of instruments)	Number of Instruments	Notional Value
Interest Rate Swap Contracts	6	$264.4

As of September 27, 2019, the Company had the following outstanding derivatives designated as net investment hedging instruments:

(In millions, except for number of instruments)	Number of Instruments	Notional Value
Cross Currency Swap Contracts	4	$77.7

Schedule of Interest Rate Derivative Instruments
The following table summarizes the amount of pre-tax earnings recognized from derivative instruments for the periods indicated and the line items in the accompanying statements of operations where the results are recorded for cash flow hedges:

	Amount of Gain or (Loss) Recognized in OCI on Derivative Fiscal Year Ended			Location of Gain or (Loss) Reclassified from Accumulated OCI into Income	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income Fiscal Year Ended
(In millions)	2019	2018	2017		2019	2018	2017
Interest Rate Swap Contracts	$(6.3)	$6.9	$0.6	Interest expense	$1.9	$0.1	$(0.3)
The Company expects that $0.1 million of the accumulated other comprehensive (loss) income related to cash flow hedges will be realized in pre-tax earnings over the next 12 months, but the amount will vary depending on interest rates.
These derivative instruments are subject to master netting agreements giving effect to rights of offset with each counterparty. None of the balances were eligible for netting. The following table summarizes the gross fair values of derivative instruments as of the periods indicated and the line items in the accompanying consolidated balance sheets where the instruments are recorded.

	Derivative Assets			Derivative Liabilities
(In millions)		September 27, 2019	September 28, 2018		September 27, 2019	September 28, 2018
Derivatives designated as cash flow hedges	Balance sheet location			Balance sheet location
Interest rate swap contracts	Other current assets	$—	$2.2	Other current liabilities	$—	$—
Interest rate swap contracts	Other non-current assets	—	5.5	Other non-current liabilities	(0.5)	—
		$—	$7.7		$(0.5)	$—

The following table summarizes the amount of pre-tax earnings recognized from derivative instruments for the periods indicated and the line items in the accompanying statements of operations where the results are recorded for net investment hedges:

	Amount of Gain or (Loss) Recognized in OCI on Derivative Fiscal Year Ended			Location of Gain or (Loss) Recognized in Income on Derivative (Amount Excluded from Effectiveness Testing)	Amount of Gain or (Loss) Recognized in Income on Derivative (Amount Excluded from Effectiveness Testing)
(In millions)	2019	2018	2017		2019	2018	2017
Cross Currency Swap Contracts	$(0.2)	$—	$—	Interest expense	$0.2	$—	$—
These derivative instruments are subject to master netting agreements giving effect to rights of offset with each counterparty. None of the balances were eligible for netting. The following table summarizes the gross fair values of derivative instruments as of the periods indicated and the line items in the accompanying consolidated balance sheets where the instruments are recorded:

	Derivative Assets			Derivative Liabilities
(In millions)		September 27, 2019	September 28, 2018		September 27, 2019	September 28, 2018
Derivatives designated as net investment hedges	Balance sheet location			Balance sheet location
Cross currency swap contracts	Other current assets	—	—	Other current liabilities	(0.2)	—
		$—	$—		$(0.2)	$—